Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements [Line Items]
Preferred stock stated value
Significant Unobservable Inputs (Level 3) | Common stock warrant liability
Fair Value Measurements [Line Items]
Equity Raise Probability	25.00%
Lattice Option Pricing Model | Significant Unobservable Inputs (Level 3) | Common stock warrant liability
Fair Value Measurements [Line Items]
Equity Raise Probability	0.00%
Minority Owned Unconsolidated
Fair Value Measurements [Line Items]
Cumulative preferred return rate	4.00%
Preferred stock stated value	$ 2.0
Preferred stock convertible rate into common stock	45.00%